EQUITY	12 Months Ended
Dec. 31, 2025
Equity
EQUITY

19       EQUITY

a)     Authorized

The Company has authorized an unlimited number of common shares with no par value, being subscribed 83,554,346 as of December 31, 2025 (72,399,495 as of December 31, 2024).

b)     Stock options

The movement of the Company’s stock options issued and outstanding are as follows:

	Number of options	Weighted average price $ (in US dollars)
Balance, December 31, 2022	1,700,154	5.73
Exercised	(311,695)	1.16
Forfeited	(36,000)	10.99
Balance, December 31, 2023	1,352,459	6.72
Exercised	(299,870)	1.09
Balance, December 31, 2024	1,052,589	7.72
Granted	448,398	23.78
Exercised	(36,340)	16.06
Forfeit	(9,155)	10.69
Balance, December 31, 2025	1,455,492	9.51

As of December 31, 2025, the Company had 1,455,492 options issued and outstanding as follows:

Exercise price $ (in US dollars)	Options outstanding	Options Exercisable	Remaining contractual life (years)	Expiry dates
12.66	448,398	-	6.0	January 10, 2032
6.35	15,000	-	4.4	May 12, 2030
10.28	36,000	24,000	3.1	February 22, 2029
10.03	707,679	707,679	5.2	March 4, 2031
11.18	27,000	15,000	3.2	March 3, 2029
11.18	4,500	4,500	4.8	October 12, 2030
1.14	216,915	216,915	1.8	October 12, 2027
9.51	1,455,492	968,094	4.83

c)     Share-based payment expense

As of December 31, 2025, the Company had 1,455,492 options issued and outstanding (1,052,589 as of December 31, 2024). The share-based payment expense is measured at fair value and recognized linear over the vesting period from the date of grant. During the period ended December 31, 2025 the Company granted 448,398 new stock options.

The fair value of stock options granted was determined at the grant date using the Black-Scholes option pricing model. The valuation incorporates assumptions regarding the expected volatility of the Company’s share price, expected life of the options, risk-free interest rate and expected dividend yield.

Expected volatility was estimated based on the historical volatility of a group of comparable publicly traded companies in the same industry, over a period consistent with the expected term of the options. The expected life of the options was determined based on management’s estimate, considering the contractual term of the awards and expected exercise patterns and the expected dividend yield was estimated based on the Company’s historical dividend distribution policy and management’s expectations regarding future dividends over the expected term of the awards.

On September 29, 2025, the Company also granted 142,160 Restricted Share Units (“RSUs”) under its Omnibus Incentive Plan. Each RSU represents the right to receive one common share of the Company upon vesting. The RSUs vest in three equal annual installments on September 29, 2026, 2027 and 2028, subject to continued service.

Under the terms of the plan, settlement of the RSUs is expected to occur within 60 days following each vesting date. On the settlement date, the Company may, at its discretion, deliver either common shares, cash, or a combination of both. The Company currently intends to settle the RSUs through the issuance of common shares. Accordingly, the RSUs are accounted for as equity-settled share-based compensation.

The grant-date fair value of the RSUs was measured based on the market price of the Company’s common shares on September 29, 2025. This fair value is being recognized as compensation expense, with a corresponding increase in equity, over the requisite service period using a straight-line attribution method.

For the years ended December 31, 2025, 2024 and 2023, share-based payment expense recognized in general and administrative expenses (note 22) was $2,201, $186 and $ $287 respectively.

d)     Hedge Accounting

Itaú Bank – Swap Agreement

On October 21, 2024, the Company´s subsidiary, Almas, completed the 2nd issuance of debentures. On the same date, Almas entered into a swap agreement with Itaú Bank, to hedge against cash flow exposure arising from the exchange variation in Brazilian Reais versus US Dollars and CDI interest rate.

Under the terms of the agreement, Almas took an active position of R$ (Brazilian Reais) with CDI interest plus 1.6% per year and will pay US Dollars + a fixed linear rate of 6.975% per year.

This derivative transaction was recognized initially at fair value and reported subsequently at fair value in the consolidated statement of financial position. The effective portion of the hedge is recognized in other comprehensive income (“OCI”) and corresponds to the fair value adjustment of the derivative. The hedge ineffectiveness, as well as the derivative accrual (incurred portion), is recognized in profit or loss

BTG Bank – Swap Agreement

Due to the 2nd issuance of debentures and the new swap agreement, the Company prepaid the 1st issuance of debentures and liquidated the swap agreement that was hedging the effects of the debenture. As at the date of the liquidation, the Company wrote off the amounts that were outstanding in the OCI and in the balance sheet as a derivative liability, into profit and loss. As of October 21, 2024, the Company concluded the prepayment of the swap and liquidated the outstanding amount of $1,964.

Hedge accounting

For the years ended December 31, 2025, 2024 and 2023, the effect of the hedge accounting was ($1,775), ($3,736) and ($737), respectively recognized in OCI.

e)     Repurchase of shares

Repurchase of shares

On March 14 2024, the Company announced a new normal course issuer bid (“New NCIB”) for its TSX listed shares and a buyback program for its Brazilian Depositary Receipts (“BDRs”) listed in the Brazilian Stock Exchange (“B3”). The limit for purchases under the NCIB and the BDR Buyback Program was a combined aggregate limit, representing, altogether, 2,261,426 Common Shares.

On March 24, 2025, Aura announced the renewal of its Normal Course Issuer Bid (NCIB) and concurrent Buyback Program for Brazilian Depositary Receipts (BDRs). The renewed NCIB allows the Company to repurchase up to 2.69 million common shares, while the BDR program permits the repurchase of up to 8.08 million BDRs—each equivalent to one-third of a common share—on the B3.

For the year ended December 31, 2025 the Company has repurchased 162,826 common shares of its Brazilian Depositary Receipts and 20,424 common shares under the NCIB, for a total of $351 recorded directly in share capital. During this period, the Company has canceled (96,141) shares from the total repurchased.

f)      Nasdaq IPO (“Initial Public Offering”)

On July 17, 2025, the Company closed its U.S. Initial Public Offering of 8,100,510 common shares at a public offering price of US$24.25 per share. The registration statement on Form F-1 relating to the offering was declared effective by the U.S. Securities and Exchange Commission on July 15, 2025. The Company’s common shares began trading on the Nasdaq Global Select Market under the ticker symbol “AUGO” on July 16, 2025.

In connection with the offering, the Company granted the underwriters a 30-day option to purchase up to an additional 1,215,077 common shares at the public offering price, less underwriting discounts and commissions. This option was partially exercised by the underwriters on August 8, 2025, and a total of 897,134 shares were purchased pursuant to the option.

The Company received proceeds of $196,437 from the IPO and $21,756 from the exercise of the greenshoe option. Total cash transaction costs incurred in connection with the offering amounted to $18,076 and were accounted for as a deduction from equity. Accordingly, the net amount recognized in equity was $200,116.

The offering did not give rise to any gain or loss in the consolidated statement of income, as all directly attributable transaction costs related to the issuance of equity instruments were recognized as a deduction from equity.